EQUITY	0 Months Ended
Jun. 30, 2011
Equity [Abstract]
Equity
NOTE 8 – Equity:
a. Comprehensive income (loss)

Comprehensive income (loss) is as follows:
	Three months ended		Six months ended
	June 30,		June 30,
	U.S. $ in millions		U.S. $ in millions
	2011	2010	2011	2010
Net income	$580	$800	$1,345	$1,514
Other comprehensive income (loss), net of tax:
Currency translation adjustment, net of tax	338	(1,022)	1,281	(1,344)
Unrealized gain (loss) on derivative financial instruments	(22)	7	(53)	7
Unrealized gain (loss) from available-for-sale securities, net of tax	(20)	(18)	(21)	29
Realization and reclassification adjustment on available for sales securities, net of tax	(1)	(26)	(1)	(26)
Total comprehensive income (loss)	875	(259)	2,551	180
Comprehensive income attributable to the non-controlling
interests	(4)	(3)	(8)	(4)
Comprehensive income (loss) attributable to Teva	$871	$(262)	$2,543	$176

b. Share repurchase program

In December 2010, Teva's Board of Directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

During the three and six months ended June 30, 2011, Teva spent approximately $95 million and $495 million, respectively, to repurchase approximately 2.0 million and 9.9 million of its shares.